INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	December 31,
	2021	2022
Raw materials	$108,925	$59,780
Work-in-process	20,593	12,531
Finished goods	198,253	97,206
Total	$327,771	$169,517